Share Based Compensation (Details)				6 Months Ended
	May 09, 2025 shares	May 06, 2025 shares	Jun. 06, 2024 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2025 $ / shares	Jan. 24, 2025 $ / shares	Nov. 18, 2022 shares
Share Based Compensation [Line Items]
Compensation expenses (in Dollars)
Issued ordinary shares		1
Stock Options [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000001			$ 0.0000001	$ 0.01
Class A Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares vote				one	one
Number of issued ordinary shares				1
Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000001			$ 0.0000001
Class B Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of issuance shares									2,500,000
Ordinary shares vote				ten	ten
Class B Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Issued ordinary shares			61,427,890
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01
Class B Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Issued ordinary shares	11,800,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000001